Debt instruments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments
Financial Assets Measured At Fair Value Through Profit Or Loss		R$ 3,956,833	R$ 3,122,017	R$ 3,545,660
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		62,234,621	47,752,595	68,520,799
Financial Assets Measured At Fair Value Through Other Comprehensive Income		55,392,178	101,212,600	109,668,214
Financial Assets Measured At Amortized Cost		81,329,013	73,125,011	48,367,791
Of which:
Debt Instruments		82,502,775	74,315,903	49,945,226
Provision for losses due to non-recovery ("impairment") (note 9.c)		(1,173,762)	(1,190,892)	(1,577,435)
Total		202,912,645	225,212,223	230,102,464
Type:
Government securities - Brazil	[1]	142,748,873	171,436,589	191,896,439
Debentures and Promissory notes		28,251,227	19,881,934	17,071,856
Other debt securities		31,912,545	33,893,700	21,134,169
Total		R$ 202,912,645	R$ 225,212,223	R$ 230,102,464

[1]	Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).